Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions
8.	Related Party Transactions
(a)	As at December 31, 2016, the Company owed $89,468 (2015 - $4,408) to the President of the Company for management fees incurred and financing of day-to-day operations. The amounts owing are unsecured, non-interest bearing, and due on demand.
(b)	During the year ended December 31, 2016, the Company incurred $180,000 (2015 - $135,000; 2014 - $120,000) to the President of the Company for management fees.
(c)	On October 27, 2016, the Company issued 35,000,000 common shares with a fair value of $397,125 to directors of the Company as director's fee. Refer to Note 6(d).